Goodwill And Intangible Assets (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	2 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Nov. 02, 2011	Jun. 30, 2012	Jun. 30, 2011	Nov. 01, 2011	Dec. 31, 2010	Dec. 31, 2009
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 18,603	$ 56,229	$ 46,301	$ 76,883	$ 73,125	$ 63,089